Financial Risk Management and Fair Values of Financial Instruments - Summary of Foreign Exchange Risk (Detail) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥) ExchangeRate	Dec. 31, 2018 USD ($) ExchangeRate	Dec. 31, 2018 EUR (€) ExchangeRate	Dec. 31, 2018 HKD ($) ExchangeRate	Dec. 31, 2018 JPY (¥) ExchangeRate	Dec. 31, 2017 CNY (¥) ExchangeRate	Dec. 31, 2017 USD ($) ExchangeRate	Dec. 31, 2017 EUR (€) ExchangeRate	Dec. 31, 2017 HKD ($) ExchangeRate	Dec. 31, 2017 GBP (£) ExchangeRate	Dec. 31, 2017 JPY (¥) ExchangeRate	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 30,060	$ 4,372				¥ 32,836	$ 4,776					¥ 23,633	¥ 21,755
Accounts receivable	14,433	2,099				13,964
Financial assets at fair value through other comprehensive income	3,903	$ 568				4,286
Accounts payable	¥ 70,526					82,444
US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.8755	6.8755	6.8755	6.8755	6.8755
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 967	$ 114	€ 16	$ 66	¥ 17	1,512	150	€ 12	$ 508	£ 1	¥ 17
Accounts receivable	1,608	233	1	1		1,512	229	2
Financial assets at fair value through other comprehensive income | €			471					522
Borrowings	316	37	8	$ 2		785	43	9	$ 520
Total	6,273					7,094
Accounts payable	509	$ 73	€ 1			395	$ 58	€ 2
Total financial liabilities	¥ 825					¥ 1,180
Foreign exchange risk [member] | HK dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.88	0.88	0.88	0.88	0.88	0.84	0.84	0.84	0.84	0.84	0.84
Cash and cash equivalents	¥ 58					¥ 425
Accounts receivable	1
Borrowings	¥ 2					¥ 435
Foreign exchange risk [member] | US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.86	6.86	6.86	6.86	6.86	6.53	6.53	6.53	6.53	6.53	6.53
Cash and cash equivalents	¥ 783					¥ 980
Accounts receivable	1,599					1,496
Borrowings	252					278
Accounts payable	¥ 501					¥ 379
Foreign exchange risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	7.85	7.85	7.85	7.85	7.85	7.80	7.80	7.80	7.80	7.80	7.80
Cash and cash equivalents	¥ 123					¥ 95
Accounts receivable	8					16
Borrowings	62					72
Financial assets at fair value through other comprehensive income	3,698					4,070
Accounts payable	¥ 8					¥ 16
Foreign exchange risk [member] | Japanese Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06	0.06
Cash and cash equivalents	¥ 1					¥ 1
Foreign exchange risk [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	5.01	5.01	5.01	5.01	5.01	4.88	4.88	4.88	4.88	4.88	4.88
Cash and cash equivalents						¥ 1
Foreign exchange risk [member] | CHF [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.95	6.95	6.95	6.95	6.95	6.68	6.68	6.68	6.68	6.68	6.68
Cash and cash equivalents	¥ 1
Foreign exchange risk [member] | GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	8.68	8.68	8.68	8.68	8.68	8.78	8.78	8.78	8.78	8.78	8.78
Cash and cash equivalents	¥ 1					¥ 10